Exhibit 99
Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	May 2016
Payment Date	6/15/2016
Transaction Month	2
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,420,298,372.26	56,550	56.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$288,300,000.00	0.63000%	May 15, 2017
Class A-2a Notes	$275,000,000.00	1.080%	March 15, 2019
Class A-2b Notes	$185,200,000.00	0.744%	March 15, 2019
Class A-3 Notes	$382,000,000.00	1.330%	October 15, 2020
Class A-4 Notes	$120,480,000.00	1.520%	August 15, 2021
Class B Notes	$39,510,000.00	1.850%	September 15, 2021
Class C Notes	$26,340,000.00	2.140%	October 15, 2022
Total	$1,316,830,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,477,661.25

Principal:
Principal Collections	$28,103,077.37
Prepayments in Full	$16,662,729.11
Liquidation Proceeds	$65,921.74
Recoveries	$0.00
Sub Total	$44,831,728.22
Collections	$48,309,389.47

Purchase Amounts:
Purchase Amounts Related to Principal	$559,829.58
Purchase Amounts Related to Interest	$2,673.49
Sub Total	$562,503.07

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$48,871,892.54

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	May 2016
Payment Date	6/15/2016
Transaction Month	2
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$48,871,892.54
Servicing Fee	$1,142,780.77	$1,142,780.77	$0.00	$0.00	$47,729,111.77
Interest - Class A-1 Notes	$124,830.20	$124,830.20	$0.00	$0.00	$47,604,281.57
Interest - Class A-2a Notes	$247,500.00	$247,500.00	$0.00	$0.00	$47,356,781.57
Interest - Class A-2b Notes	$114,893.45	$114,893.45	$0.00	$0.00	$47,241,888.12
Interest - Class A-3 Notes	$423,383.33	$423,383.33	$0.00	$0.00	$46,818,504.79
Interest - Class A-4 Notes	$152,608.00	$152,608.00	$0.00	$0.00	$46,665,896.79
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$46,665,896.79
Interest - Class B Notes	$60,911.25	$60,911.25	$0.00	$0.00	$46,604,985.54
Second Priority Principal Payment	$10,801,731.64	$10,801,731.64	$0.00	$0.00	$35,803,253.90
Interest - Class C Notes	$46,973.00	$46,973.00	$0.00	$0.00	$35,756,280.90
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$35,756,280.90
Regular Principal Payment	$226,970,069.18	$35,756,280.90	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$48,871,892.54

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$10,801,731.64
Regular Principal Payment					$35,756,280.90
Total					$46,558,012.54
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$46,558,012.54	$161.49	$124,830.20	$0.43	$46,682,842.74	$161.92
Class A-2a Notes	$0.00	$0.00	$247,500.00	$0.90	$247,500.00	$0.90
Class A-2b Notes	$0.00	$0.00	$114,893.45	$0.62	$114,893.45	$0.62
Class A-3 Notes	$0.00	$0.00	$423,383.33	$1.11	$423,383.33	$1.11
Class A-4 Notes	$0.00	$0.00	$152,608.00	$1.27	$152,608.00	$1.27
Class B Notes	$0.00	$0.00	$60,911.25	$1.54	$60,911.25	$1.54
Class C Notes	$0.00	$0.00	$46,973.00	$1.78	$46,973.00	$1.78
Total	$46,558,012.54	$35.36	$1,171,099.23	$0.89	$47,729,111.77	$36.25

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	May 2016
Payment Date	6/15/2016
Transaction Month	2

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$237,771,800.82	0.8247374	$191,213,788.28	0.6632459
Class A-2a Notes	$275,000,000.00	1.0000000	$275,000,000.00	1.0000000
Class A-2b Notes	$185,200,000.00	1.0000000	$185,200,000.00	1.0000000
Class A-3 Notes	$382,000,000.00	1.0000000	$382,000,000.00	1.0000000
Class A-4 Notes	$120,480,000.00	1.0000000	$120,480,000.00	1.0000000
Class B Notes	$39,510,000.00	1.0000000	$39,510,000.00	1.0000000
Class C Notes	$26,340,000.00	1.0000000	$26,340,000.00	1.0000000
Total	$1,266,301,800.82	0.9616289	$1,219,743,788.28	0.9262728

Pool Information
Weighted Average APR	3.056%	3.035%
Weighted Average Remaining Term	55.88	55.02
Number of Receivables Outstanding	55,472	54,378
Pool Balance	$1,371,336,918.20	$1,325,916,241.52
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,271,249,711.83	$1,229,160,069.18
Pool Factor	0.9655273	0.9335477

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,101,491.86
Targeted Credit Enhancement Amount	$46,225,226.55
Yield Supplement Overcollateralization Amount	$96,756,172.34
Targeted Overcollateralization Amount	$135,879,907.03
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$106,172,453.24

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,101,491.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,101,491.86
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,101,491.86

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	May 2016
Payment Date	6/15/2016
Transaction Month	2
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		69	$29,118.88
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$29,118.88
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0255%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			N/A
Prior Collection Period			0.0002%
Current Collection Period			0.0259%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		128	$29,389.68
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$29,389.68
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0021%

Average Realized Loss for Receivables that have experienced a Realized Loss			$229.61
Average Net Loss for Receivables that have experienced a Realized Loss			$229.61

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.62%	310	$8,227,119.98
61-90 Days Delinquent	0.04%	21	$550,741.28
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.66%	331	$8,777,861.26

Repossession Inventory:
Repossessed in the Current Collection Period		14	$396,425.24
Total Repossessed Inventory		17	$499,987.30

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			N/A
Prior Collection Period			0.0000%
Current Collection Period			0.0386%
Three Month Average			N/A

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0415%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	May 2016
Payment Date	6/15/2016
Transaction Month	2

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer